POST-EMPLOYMENT BENEFIT - Summary of Changes in Discount Rate (Detail) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Health Insurance
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	R$ (23,123)
Discount rate, decrease	20,998
Defined benefit [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	672,044
Discount rate, decrease	R$ 727,827